Intangible Assets and Goodwill, Net - Net carrying amount of goodwill, indefinite-lived trademarks and concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	$ 42,255,881
Balance at end of the period	41,123,587	$ 42,255,881
Impairment of long-lived assets	(1,172,555)	(1,276,990)	$ (1,387,431)
Goodwill.
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	14,036,657	14,113,626
Retirements and Impairment adjustments	(131,659)
Impairment adjustments		(76,969)
Balance at end of the period	13,904,998	14,036,657	14,113,626
Goodwill. | Cable Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,794,684	13,794,684
Balance at end of the period	13,794,684	13,794,684	13,794,684
Goodwill. | Content Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	241,973	241,973
Balance at end of the period		241,973	241,973
Goodwill. | Other Businesses Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	241,973	76,969
Retirements and Impairment adjustments	(131,659)
Impairment adjustments		(76,969)
Balance at end of the period	110,314	241,973	76,969
Indefinite-lived trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	35,242	35,242
Retirements and Impairment adjustments	(2,429)
Foreign currency translation adjustments	15
Balance at end of the period	32,828	35,242	35,242
Indefinite-lived trademarks | Cable Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	32,813	32,813
Foreign currency translation adjustments	15
Balance at end of the period	32,828	32,813	32,813
Indefinite-lived trademarks | Other Businesses Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	2,429	2,429
Retirements and Impairment adjustments	(2,429)
Balance at end of the period		2,429	2,429
Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,166,067	15,166,067
Balance at end of the period	15,166,067	15,166,067	15,166,067
Concessions | Cable Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,070,025	15,070,025
Balance at end of the period	15,070,025	15,070,025	15,070,025
Concessions | Sky Segment
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	96,042	96,042
Balance at end of the period	96,042	96,042	96,042
Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Impairment of long-lived assets			$ (40,803)
Intangible Assets with Finite Useful Lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,017,915
Balance at end of the period	12,019,694	13,017,915
Intangible Assets with Finite Useful Lives | Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	183,654
Balance at end of the period	$ 111,526	$ 183,654